Summary of Valuation of Company's Derivatives by Pricing Observability Levels (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Derivatives	$ 0		$ 15.8
Total Carrying Amount
Assets
Derivatives	1.7	[1]	16.5	[1]
Total Assets	1.7		16.5
Liabilities
Derivatives	2.8		0.7
Total Liabilities	2.8		0.7
Fair Value, Inputs, Level 2
Assets
Derivatives	1.7	[1]	16.5	[1]
Total Assets	1.7		16.5
Liabilities
Derivatives	2.8		0.7
Total Liabilities	$ 2.8		$ 0.7

[1]	The decrease from prior year is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.